Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2022
Intangible Assets [Abstract]
Schedule of intangible assets
	December 31, 2022	December 31, 2021
	US$	US$
Land use rights	752,887	814,865
Patents	28,997	31,384
Software	9,424	10,201
Trademarks	121,789	131,814
Total	913,097	988,264
Less: accumulated amortization	415,497	426,263
Intangible assets, net	497,600	562,001

Schedule of company’s amortization expenses
2023	$15,058
2024	15,058
2025	15,058
2026	15,058
2027	15,058
Thereafter	422,310
$497,600